Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of cash and cash equivalents [text block]
5 Cash and cash equivalents
Cash and cash equivalents of
€
10,836
million (€7,363 million at December 31, 2017) included financial assets with maturity generally

of up to three months at the date of inception amounting to
€
8,732
million (€5,591 million at December 31, 2017) and mainly included short-term deposits with financial institutions having notice of more than 48 hours.
Cash and cash equivalents consist essentially of bank deposits in euro and U.S. dollars as a way to employ the Group cash on hand with a view of funding the Group’s short-term financing needs.
The average maturity of
bank deposits in euro of  €
7,653
million was
29

days
and the interest rate was a negative
0.29
%;
the average
maturity of bank deposits in U.S. dollars of  €
1,074
million was
12
 days with an internal rate of return of
2.59
%.